Discontinued Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES
Rental income									$ 281,256,000	$ 367,812,000	$ 503,542,000
Total revenues									281,256,000	367,812,000	503,542,000
EXPENSES
Property and maintenance									113,210,000	142,077,000	195,444,000
Real estate taxes and insurance									22,538,000	33,864,000	44,270,000
Property management											(62,000)
Depreciation									57,619,000	78,972,000	104,575,000
General and administrative									42,000	43,000	35,000
Total expenses									193,409,000	254,956,000	344,262,000
Discontinued operating income									87,847,000	112,856,000	159,280,000
Interest and other income									654,000	127,000	518,000
Other expenses										(10,000)
Interest:
Expense incurred, net									(9,928,000)	(11,423,000)	(15,279,000)
Amortization of deferred financing costs									(281,000)	(795,000)	(119,000)
Income and other tax (expense) benefit									(86,000)	1,073,000	1,797,000
Discontinued operations									78,206,000	101,828,000	146,197,000
Net gain on sales of discontinued operations									297,956,000	335,299,000	392,857,000
Discontinued operations, net	245,723,000	30,121,000	21,786,000	78,532,000	78,713,000	154,353,000	113,227,000	90,834,000	376,162,000	437,127,000	539,054,000
Discontinued Operations (Textuals) [Abstract]
Investment in real estate, net of accumulated depreciation									623,700,000	1,000,000,000
Mortgage notes payable									$ 50,900,000	$ 147,100,000